Biological assets	9 Months Ended
Sep. 30, 2025
Biological Assets [Abstract]
Biological assets	Biological assets
Changes in the Group’s biological assets in the nine-month periods ended September 30, 2025 and 2024 were as follows:

	September 30, 2025 (unaudited)
	Crops (i)	Rice (i)	Dairy (ii)	Sugarcane (i)	Total
Beginning of year	79,363	102,098	42,864	69,620	293,945
Increase due to purchases	2,507	962	—	—	3,469
Initial recognition and changes in fair value of biological assets	(6,277)	14,577	19,563	49,616	77,479
Decrease due to harvest / disposals	(147,851)	(125,069)	(69,741)	(132,180)	(474,841)
Costs incurred during the period	118,416	62,951	52,575	107,660	341,602
Exchange differences	(6,997)	(8,488)	(3,768)	12,306	(6,947)
End of period	39,161	47,031	41,493	107,022	234,707

	September 30, 2024 (unaudited)
	Crops (i)	Rice (i)	Dairy (ii)	Sugarcane (i)	Total
Beginning of year	55,545	32,843	23,191	116,458	228,037
Increase due to purchases	802	643	—	—	1,445
Initial recognition and changes in fair value of biological assets	33,184	39,114	7,473	41,531	121,302
Decrease due to harvest / disposals	(194,622)	(148,827)	(77,560)	(163,719)	(584,728)
Costs incurred during the period	118,324	104,617	73,334	104,695	400,970
Exchange differences	36,060	20,087	15,755	(13,818)	58,084
End of period	49,293	48,477	42,193	85,147	225,110

(i)Biological assets that are measured at fair value within level 3 of the hierarchy.
(ii)Biological assets that are measured at fair value within level 2 of the hierarchy

For those biological assets measured at fair value within level 3 of the fair value hierarchy, the Group uses valuation techniques based on unobservable inputs. This is only permissible insofar as no observable market data are available. The inputs used reflect the Group’s assumptions regarding the factors, which market players would consider in their pricing. The Group uses the best available information for this, including internal company data

The discounted cash flow valuation technique and the significant unobservable inputs used to calculate the fair value of these biological assets are consistent with those described in Note 16 to of the consolidated financial statements for the year ended December 31, 2024.
Cost of production for the nine-month period ended September 30, 2025:

	September 30, 2025
	(unaudited)
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,687	11,180	8,588	11,981	35,436
Depreciation and amortization	—	—	—	2,848	2,848
Depreciation of right-of-use assets	—	—	—	28,794	28,794
Fertilizers, agrochemicals and seeds	27,008	5,645	3,902	39,107	75,662
Fuel, lubricants and others	481	1,437	1,072	5,106	8,096
Maintenance and repairs	970	10,955	3,912	4,075	19,912
Freights	3,986	1,438	106	—	5,530
Contractors and services	34,982	23,271	—	9,876	68,129
Feeding expenses	339	127	16,966	—	17,432
Veterinary expenses	182	50	2,854	—	3,086
Energy power	44	2,959	1,249	—	4,252
Professional fees	165	221	505	448	1,339
Other taxes	522	81	167	34	804
Lease expense and similar arrangements	44,580	4,016	—	3,731	52,327
Others	824	1,546	512	1,660	4,542
Subtotal	117,770	62,926	39,833	107,660	328,189
Own agricultural produce consumed	646	25	12,742	—	13,413
Total	118,416	62,951	52,575	107,660	341,602
Cost of production for the nine-month period ended September 30, 2024:

	September 30, 2024
	(unaudited)
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	4,397	11,081	10,307	10,224	36,009
Depreciation and amortization	—	—	—	3,585	3,585
Depreciation of right-of-use assets	—	—	—	36,796	36,796
Fertilizers, agrochemicals and seeds	46,406	27,006	49	33,367	106,828
Fuel, lubricants and others	759	1,623	1,244	3,163	6,789
Maintenance and repairs	1,834	14,383	3,812	3,112	23,141
Freights	5,341	1,747	149	—	7,237
Contractors and services	11,411	37,916	—	7,876	57,203
Feeding expenses	254	117	35,866	—	36,237
Veterinary expenses	214	56	4,020	—	4,290
Energy power	50	3,020	1,607	—	4,677
Professional fees	646	276	140	252	1,314
Other taxes	714	82	211	33	1,040
Lease expense and similar arrangements	45,094	5,153	2	—	50,249
Others	736	2,088	675	6,287	9,786
Subtotal	117,856	104,548	58,082	104,695	385,181
Own agricultural produce consumed	468	69	15,252	—	15,789
Total	118,324	104,617	73,334	104,695	400,970

Biological assets as of September 30, 2025 and December 31, 2024 were as follows:

	September 30, 2025	December 31, 2024
	(unaudited)
Non-current
Cattle for dairy production	40,806	42,449
Breeding cattle	207	607
Other cattle	318	362
	41,331	43,418
Current
Breeding cattle	13,626	11,433
Other cattle	687	415
Sown land – crops	28,487	69,339
Sown land – rice	43,554	99,720
Sown land – sugarcane	107,022	69,620
	193,376	250,527
Total biological assets	234,707	293,945